Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	May 13, 2013	Sep. 30, 2013	May 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split			In connection with preparing for its initial public offering, the Company’s Board of Directors and stockholders approved a one-for-three reverse stock split of the Company’s common stock. The reverse stock split became effective on May 13, 2013. All share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital.
Gross proceeds through private placement		$ 50.0	$ 50.0
Reverse stock split of common stock	0.3333		0.3333